UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_______

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: January 31, 2020

Item 1.   Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.9%
	Shares	Value
BELGIUM — 1.0%
Anheuser-Busch InBev ADR	11,298	$850,739

CHINA — 1.5%
NetEase ADR	4,003	1,284,002

GERMANY — 3.0%
Beiersdorf	22,832	2,590,053

NETHERLANDS — 3.5%
ASML Holding	10,573	2,966,769

SOUTH KOREA — 1.7%
Samsung Electronics GDR	1,213	1,435,021

SPAIN — 1.6%
Amadeus IT Group	16,951	1,325,014

SWITZERLAND — 8.7%
Nestle	32,416	3,567,357
Roche Holding	11,399	3,820,841
		7,388,198
UNITED KINGDOM — 9.1%
Imperial Brands	60,295	1,544,293
Reckitt Benckiser Group	27,610	2,282,843
St. James's Place	109,386	1,646,300
Unilever	38,438	2,288,735
		7,762,171
UNITED STATES — 61.8%
Communication Services — 1.9%
Fox	44,264	1,641,309

Consumer Discretionary — 4.5%
Booking Holdings * (1)	2,098	3,840,494

Consumer Staples — 5.0%
Altria Group	19,745	938,480

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Consumer Staples (continued)
Philip Morris International (1)	40,513	$3,350,425
		4,288,905
Financials — 13.8%
Charles Schwab	55,971	2,549,479
FactSet Research Systems	6,404	1,832,249
Moody's	19,585	5,029,232
S&P Global	7,943	2,333,097
		11,744,057
Health Care — 8.4%
Becton Dickinson	7,073	1,946,348
ICON *	5,013	845,292
Johnson & Johnson	22,050	3,282,584
Medtronic	9,487	1,095,179
		7,169,403
Information Technology — 28.2%
Check Point Software Technologies *	20,755	2,372,504
Intuit	10,466	2,934,457
Microsoft	38,793	6,603,732
VeriSign *	22,133	4,606,763
Visa, Cl A (1)	37,937	7,548,325
		24,065,781
		52,749,949
Total Common Stock
(Cost $67,489,727)		78,351,916

Total Investments— 91.9%
(Cost $67,489,727)		$78,351,916

Percentages are based on Net Assets of $85,284,594.

*	Non-income producing security.
(1)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE GLOBAL
FRANCHISE FUND
JANUARY 31, 2020 (Unaudited)

As of January 31, 2020, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus or semi-annual financial statements.

INV-QH-001-0500

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%
	Shares	Value
AUSTRIA — 1.2%
Erste Group Bank *	13,916	$509,879

BRAZIL — 6.5%
Ambev *	10,773	45,000
Ambev ADR *	126,038	524,318
Atacadao *	65,053	344,656
Banco do Brasil *	45,436	513,557
Engie Brasil Energia	35,548	432,906
Petroleo Brasileiro ADR *	66,172	933,687
		2,794,124
CHINA — 14.9%
58.com ADR *	6,208	345,289
Alibaba Group Holding ADR *	16,111	3,328,372
Anhui Conch Cement, Cl A	73,586	489,401
Haier Smart Home, Cl A	295,893	772,952
Kunlun Energy	278,000	216,410
NetEase ADR	2,602	834,617
Wuliangye Yibin, Cl A	21,602	378,468
Wuliangye Yibin, Cl A	900	15,768
		6,381,277
COLOMBIA — 1.1%
Bancolombia ADR	9,043	474,486

DENMARK — 1.0%
Carlsberg, Cl B	3,055	446,530

HONG KONG — 20.2%
AIA Group	82,000	805,844
Air China, Cl H	294,000	238,914
China Construction Bank, Cl H	1,068,000	805,559
China Feihe *	239,000	286,672
China Life Insurance, Cl H	163,000	387,683
China Merchants Bank, Cl H	105,500	506,126
China Resources Gas Group	50,000	264,036
China Resources Land	134,000	554,326

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
CSPC Pharmaceutical Group	204,000	$447,424
Galaxy Entertainment Group *	54,000	351,137
Kerry Properties	7,698	21,357
Li Ning	85,500	249,792
Ping An Insurance Group of China, Cl H	99,000	1,110,664
Sands China	88,000	421,490
Techtronic Industries	64,500	514,264
Tencent Holdings	18,400	873,517
Want Want China Holdings	469,000	383,076
Weichai Power, Cl H	273,000	476,026
		8,697,907
HUNGARY — 1.1%
MOL Hungarian Oil & Gas	31,732	268,791
Richter Gedeon Nyrt	9,801	210,128
		478,919
INDIA — 4.5%
Bharat Electronics	217,105	275,616
HDFC Bank	19,510	335,091
ITC	120,684	397,727
Shriram Transport Finance	23,237	331,560
State Bank of India *	79,214	352,292
Zee Entertainment Enterprises	64,673	243,795
		1,936,081
INDONESIA — 2.6%
Astra International	971,800	448,217
Bank Negara Indonesia Persero	69,600	36,242
Perusahaan Gas Negara	1,853,100	229,975
Telekomunikasi Indonesia Persero	1,370,500	379,968
		1,094,402
LUXEMBOURG — 0.5%
Ternium ADR (1)	10,678	223,490

MALAYSIA — 0.4%
Genting	133,000	178,165

MEXICO — 2.5%
Grupo Mexico	163,941	435,287

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO (continued)
Wal-Mart de Mexico	217,120	$634,558
		1,069,845
POLAND — 0.8%
Powszechna Kasa Oszczednosci Bank Polski	37,479	329,699

RUSSIA — 3.6%
LUKOIL PJSC ADR	8,651	883,527
MMC Norilsk Nickel PJSC ADR	19,945	643,426
		1,526,953
SOUTH AFRICA — 5.2%
Bidcorp	19,540	430,676
Naspers, Cl N	5,207	848,271
Netcare	174,860	233,309
Old Mutual	216,903	249,034
RMB Holdings	59,302	289,514
SPAR Group	15,162	192,782
		2,243,586
SOUTH KOREA — 10.2%
Fila Holdings	11,120	409,598
Hana Financial Group	12,279	339,831
Kakao	3,382	447,827
Samsung Electronics	64,209	3,001,554
Samsung Life Insurance	3,034	175,754
		4,374,564
TAIWAN — 10.9%
Delta Electronics	71,000	332,061
Largan Precision	4,000	624,667
MediaTek	40,000	506,618
Novatek Microelectronics	43,000	304,201
Taiwan Semiconductor Manufacturing	282,000	2,913,313
		4,680,860
THAILAND — 1.9%
Advanced Info Service	53,500	348,084
Bangkok Bank	9,100	42,671
Bangkok Bank NVDR	37,700	173,252
Indorama Ventures	279,400	249,202
		813,209

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY — 1.3%
TAV Havalimanlari Holding	57,303	$260,741
Yapi ve Kredi Bankasi *	589,432	292,845
		553,586
UNITED ARAB EMIRATES — 1.3%
Aldar Properties PJSC	381,985	231,940
Emaar Properties PJSC	304,202	333,960
		565,900
UNITED KINGDOM — 3.0%
Anglo American (1)	21,475	558,914
Polymetal International (1)	26,090	441,689
X5 Retail Group GDR	8,015	293,780
		1,294,383
UNITED STATES — 1.2%
Broadcom (1)	1,718	524,265

Total Common Stock
(Cost $38,314,925)		41,192,110

PREFERRED STOCK — 1.7%
BRAZIL — 1.7%
Itausa - Investimentos Itau (2)
(Cost $791,075)	245,051	733,447

Total Investments— 97.6%
(Cost $39,106,000)		$41,925,557

Percentages are based on Net Assets of $42,965,097.

*	Non-income producing security.
(1)
Represents a company categorized as a “emerging market company,” as set forth in the Fund’s Prospectus, because it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in emerging market countries.

(2)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	NINETY ONE EMERGING
MARKETS EQUITY FUND
JANUARY 31, 2020 (Unaudited)

The following table summarizes the inputs used as of January 31, 2020, in valuing the Fund’s investments carried at value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,136,810	$1,055,300	$—	$41,192,110
Preferred Stock	733,447	—	—	733,447
Total Investments in Securities	$40,870,257	$1,055,300	$—	$41,925,557

For the period ended January 31, 2020, there were transfers between Level 1 and Level 2 assets and liabilities due to foreign equity securities being fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price. This was due to events occurring after the close of the exchange or market on which the investment was principally traded. All transfers were considered to have occurred at period end.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus or Statement of Additional Information.

INV-QH-001-0500

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Advisors’ Inner Circle Fund III

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2020

By (Signature and Title)
/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 30, 2020